Inventories - Schedule of Inventories (Details) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025
Inventories [Abstract]
Raw materials	$ 35.2	$ 35.7
Work in progress	18.8	17.1
Finished goods	332.3	331.2
Total inventories at the lower of cost and net realizable value	$ 386.3	$ 384.0